SHARE BASED COMPENSATION (Details 4) - Options - CNY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
SHARE BASED COMPENSATION
Total unrecognized compensation expense	¥ 12,003,533
Weighted average period over which unrecognized compensation expense is expected to be recognized	3 years 10 months 24 days
General and administrative
SHARE BASED COMPENSATION
Total share based compensation expense	¥ 984,595	¥ 3,946,384	¥ 306,659